Average Annual Total Returns{- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-11 - FundsManager 20% Portfolio	VIP FundsManager 20% Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP FundsManager 20% Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP FundsManager 20% Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0900 Past 1 year	F0900 Past 5 years	F0900 Past 10 years
Total	8.21%	5.33%	4.41%	7.51%	4.44%	3.84%	7.77%	5.33%	4.50%